UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06377

Dreyfus Municipal Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	02/28/18

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus AMT-Free Municipal Bond Fund

SEMIANNUAL REPORT February 28, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus AMT-Free Municipal Bond Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus AMT-Free Municipal Bond Fund, covering the six-month period from September 1, 2017 through February 28, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks set a series of new record highs while bonds generally lost a degree of value over the reporting period. Riskier sectors of the financial markets responded positively to growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation. While the rally was relatively broad-based, growth stocks produced substantially higher returns than value-oriented stocks. International stocks also performed well amid more positive economic data from Europe, Japan, and the emerging markets. In the bond market, U.S. government securities and municipal bonds declined when short-term interest rates and inflation expectations increased, while lower-rated corporate-backed securities fared somewhat better in anticipation of improved business conditions.

The markets’ performance was supported by solid underlying fundamentals, including sustained economic growth, a robust labor market and strong consumer and business confidence. We currently expect these favorable conditions to persist, but we remain watchful for economic and political developments that could negatively affect the markets. Indeed, in February 2018, we witnessed a return of heightened volatility to the financial markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
March 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2017 through February 28, 2018, as provided by Daniel Rabasco and Thomas Casey, Primary Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2018, Dreyfus AMT-Free Municipal Bond Fund’s Class A shares achieved a total return of -1.18%, Class C shares returned -1.55%, Class I shares returned -1.06%, Class Y shares returned -0.98%, and Class Z shares returned -1.07%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), produced a total return of -1.24%.2

Municipal bonds generally produced negative total returns over the reporting period due to bouts of market volatility stemming from rising interest rates and shifting supply-and-demand dynamics in the municipal securities market. The fund mostly produced higher returns than the Index, mainly due to overweighted exposure to higher yielding revenue-backed bonds.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

To pursue its goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax. The fund also seeks to provide income exempt from the federal alternative minimum tax.

The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by Dreyfus. The fund may invest the remaining 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade (“high yield” or “junk” bonds), or the unrated equivalent as determined by Dreyfus.

The fund’s portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and

• Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Supply-and-Demand Dynamics Drove Municipal Bonds

In the wake of a sustained market rally, municipal bonds during the reporting period encountered bouts of weakness amid negotiations surrounding federal tax reform legislation. As a result of this uncertainty, states, municipalities, and authorities rushed to market with a flood of newly issued bonds, which put upward pressure on yields and downward pressure on prices. Heightened market volatility continued through January 2018 despite a return to more favorable supply-and-demand dynamics in the new year. Investors grew concerned that the Federal Reserve Board might raise short-term interest rates more than previously expected in an environment of greater fiscal stimulus, increased economic growth, accelerating inflation, and ballooning federal budget deficits. The market generally stabilized in February when inflation fears eased.

Yields climbed especially sharply among short-term securities, causing yield differences to narrow along the market’s maturity spectrum. Lower rated municipal bonds typically outperformed their higher quality counterparts over the reporting period.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Credit conditions have remained sound in the strong economy, but growth in tax revenues has slowed nationally, and several states are facing pressure from underfunded pension systems.

Revenue-Backed Bonds Supported Fund Results

The fund’s performance compared to the Index was supported during the reporting period by overweighted exposure to higher yielding revenue-backed bonds and underweighted positions among general obligation and escrowed bonds. Results were particularly favorable from bonds backed by hospitals, industrial business districts, special taxes, and the states’ settlement of litigation with U.S. tobacco companies.

Although disappointments proved relatively mild during the reporting period, overweighted exposure to municipal bonds with maturities in the five- to 10-year range and relatively light holdings of 20-year maturities weighed on relative performance. Other laggards included higher quality bonds backed by education facilities and public power utilities. A modestly long duration posture also constrained relative results in the rising interest rate environment.

A Constructive Investment Posture

Market volatility surrounding the enactment of tax reform legislation and rising short-term interest rates appears to have eased. While sharply lower corporate tax rates could weigh on demand for municipal bonds from banks and insurance companies, modestly lower personal tax rates seem unlikely to dampen demand from individual investors seeking tax-exempt current income, and we expect favorable supply-and-demand dynamics to support municipal bond prices over the foreseeable future. In addition, municipal bonds historically have been less sensitive than U.S. Treasury securities to rising interest rates.

Therefore, we have maintained a constructive investment posture, including an emphasis on higher yielding revenue bonds with longer maturities. Moreover, we recently adjusted the fund’s average duration to a more benchmark-neutral position in anticipation of additional interest rate hikes, and we have placed a greater emphasis on higher quality securities due to narrow yield differences along the market’s credit-quality range.

March 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Neither Class I, Class Y, nor Class Z shares are subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes. Capital gains, if any, are fully taxable. The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through December 31, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the USD-denominated long-term tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds involve increased credit and liquidity risks compared with investment-grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus AMT-Free Municipal Bond Fund from September 1, 2017 to February 28, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2018

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.45	$7.13	$2.22	$2.22	$2.32
Ending value (after expenses)	$988.20	$984.50	$989.40	$990.20	$989.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2018

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.51	$7.25	$2.26	$2.26	$2.36
Ending value (after expenses)	$1,021.32	$1,017.60	$1,022.56	$1,022.56	$1,022.46

† Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.45% for Class C, .45% for Class I, .45% for Class Y and .47% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

February 28, 2018 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5%
Alabama - 2.3%
Birmingham Water Works Board, Water Revenue	5.00	1/1/32	6,140,000		7,055,351
Birmingham Water Works Board, Water Revenue (Prerefunded)	5.00	1/1/21	1,395,000	[a]	1,522,880
Jefferson County, Revenue, Refunding	5.00	9/15/32	2,000,000		2,287,280
Jefferson County, Senior Lien Sewer Revenue Warrants (Insured; Assured Guaranty Municipal Corp.)	0\6.60	10/1/23	14,000,000	[b]	11,999,960
				22,865,471
Arizona - .6%
Arizona Board of Regents, Stimulus Plan for Economic and Educational Development Revenue (Arizona State University)	5.00	8/1/31	3,770,000		4,291,730
La Paz County Industrial Development Authority, Education Facility LR (Charter Schools Solutions-Harmony Public Schools Project)	5.00	2/15/36	1,750,000	[c]	1,822,170
				6,113,900
California - 6.3%
Anaheim Housing and Public Improvement Authority, Revenue, Refunding (Electric Utility Distribution System Improvement)	5.00	10/1/29	1,380,000		1,530,931
Anaheim Housing and Public Improvement Authority, Revenue, Refunding (Electric Utility Distribution System Improvement) (Prerefunded)	5.00	10/1/21	1,020,000	[a]	1,137,188
Bay Area Toll Authority, San Francisco Bay Area Subordinate Lien Toll Bridge Revenue (Prerefunded)	5.00	4/1/23	3,900,000	[a]	4,482,816
California, GO (Various Purpose)	5.25	3/1/30	2,500,000		2,680,700
California, GO (Various Purpose)	5.50	11/1/35	3,575,000		3,919,415
California, GO (Various Purpose)	6.00	11/1/35	3,000,000		3,224,040
California, GO (Various Purpose)	5.00	8/1/36	5,000,000		5,730,600

6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
California - 6.3% (continued)
California Health Facilities Financing Authority, Revenue (Providence Saint Joseph Health)	4.00	10/1/36	5,000,000		5,198,850
California Health Facilities Financing Authority, Revenue (Sutter Health)	5.00	11/15/46	4,750,000		5,333,395
California State Public Works Board, LR (Department of Corrections and Rehabilitation) (Various Correctional Facilities)	5.00	9/1/27	5,260,000		6,067,936
California Statewide Communities Development Authority, Revenue (Kaiser Permanente)	5.00	4/1/42	5,000,000		5,471,800
Glendale Community College District, GO (Insured; National Public Finance Guarantee Corp.)	0.00	8/1/21	1,520,000	[d]	1,421,124
Golden State Tobacco Securitization Corporation, Revenue	5.00	6/1/27	3,875,000		4,486,436
North Natomas Community Facilities District Number 4, Special Tax Bonds	5.00	9/1/30	1,000,000		1,116,770
Sacramento County, Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,025,980
Sacramento County, Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,026,420
South Orange County Public Financing Authority, Special Tax Senior Lien Revenue (Ladera Ranch)	5.00	8/15/25	1,000,000		1,117,550
Southern California Power Authority, Revenue (Apex Power Project)	5.00	7/1/37	2,175,000		2,469,647
Successor Agency to the Redevelopment Agency of the City of Pittsburg, Subordinate Tax Allocation Revenue (Los Medanos Community Development Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	9/1/29	2,020,000		2,322,677
Tustin Unified School District Community Facilities District Number 97-1, Senior Lien Special Tax Bonds (Insured; Assured Guaranty Municipal Corp.) (Escrowed to Maturity)	0.00	9/1/21	1,615,000	[d]	1,517,422
				63,281,697
Colorado - 3.0%
City and County of Denver, Airport System Subordinate Revenue	5.00	11/15/43	15,000,000		16,528,050

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Colorado - 3.0% (continued)
Colorado Educational and Cultural Facilities Authority, Charter School Revenue (American Academy Project) (Prerefunded)	8.00	12/1/18	1,000,000	[a]	1,067,700
Colorado Health Facilities Authority, HR (Children's Hospital Colorado Project)	5.00	12/1/41	1,500,000		1,657,890
Colorado Health Facilities Authority, Revenue (Catholic Health Initiatives)	6.25	10/1/33	1,200,000		1,229,748
Colorado Health Facilities Authority, Revenue (Catholic Health Initiatives)	5.00	7/1/38	2,900,000		3,083,686
Colorado Health Facilities Authority, Revenue (Catholic Health Initiatives)	5.25	1/1/45	3,000,000		3,209,250
Denver Convention Center Hotel Authority, Convention Center Hotel Senior Revenue	5.00	12/1/31	1,500,000		1,711,890
E-470 Public Highway Authority, Senior Revenue	5.38	9/1/26	1,000,000		1,076,990
				29,565,204
Connecticut - 1.9%
Connecticut, GO	5.00	10/15/25	8,000,000		8,817,120
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	10/1/29	5,000,000		5,488,650
Hartford County Metropolitan District, Clean Water Project Revenue (Green Bonds)	5.00	11/1/33	4,540,000		5,084,573
				19,390,343
District of Columbia - 1.0%
District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds	0.00	6/15/46	17,000,000	[d]	2,474,860
Metropolitan Washington Airports Authority, Airport System Revenue	5.00	10/1/35	4,000,000		4,301,320
Washington Metropolitan Area Transit Authority, Gross Transit Revenue (Prerefunded)	5.13	7/1/19	1,000,000	[a]	1,048,100
Washington Metropolitan Area Transit Authority, Gross Transit Revenue (Prerefunded)	5.25	7/1/19	1,750,000	[a]	1,837,045
				9,661,325

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Florida - 7.8%
Broward County, Airport System Revenue	5.38	10/1/29	2,535,000		2,680,864
Central Expressway Authority, Revenue, Refunding (Insured; Build America Mutual Assurance Company)	5.00	7/1/42	1,000,000		1,138,970
Citizens Property Insurance Corporation, Coastal Account Senior Secured Revenue	5.00	6/1/25	15,500,000		17,912,420
Citizens Property Insurance Corporation, Personal Lines Account/Commercial Lines Account Senior Secured Revenue	5.00	6/1/21	3,535,000		3,881,925
Florida Department of Transportation, Turnpike Revenue	5.00	7/1/21	2,145,000		2,370,268
Florida Higher Educational Facilities Financing Authority, Educational Facilities Revenue (Nova Southeastern University Project)	5.00	4/1/28	1,250,000		1,422,413
Florida Higher Educational Facilities Financing Authority, Educational Facilities Revenue (Nova Southeastern University Project)	5.00	4/1/35	1,500,000		1,653,810
Florida Municipal Power Agency, All-Requirements Power Supply Project Revenue	5.00	10/1/31	2,000,000		2,286,860
Florida Municipal Power Agency, All-Requirements Power Supply Project Revenue (Prerefunded)	6.25	10/1/19	3,260,000	[a]	3,500,914
Gainesville Utilities System, Revenue	5.00	10/1/37	2,000,000		2,307,460
Hillsborough County Aviation Authority, Customer Facility Charge Revenue (Tampa International Airport)	5.00	10/1/44	3,500,000		3,842,755
Jacksonville Electric Authority, Electric System Revenue (Prerefunded)	5.00	10/1/23	1,295,000	[a]	1,489,561
Jacksonville Electric Authority, Electric System Revenue, Refunding	5.00	10/1/28	705,000		793,915
Lee County, Transportation Facilities Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/25	1,530,000		1,759,730
Miami Beach, Stormwater Revenue, Refunding	5.00	9/1/47	4,500,000		4,957,605
Miami Beach Redevelopment Agency, Tax Increment Revenue (City Center/Historic Convention Village)	5.00	2/1/35	1,500,000		1,695,255
Miami-Dade County, Seaport Revenue	5.50	10/1/42	3,000,000		3,364,650

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Florida - 7.8% (continued)
Miami-Dade County Expressway Authority, Toll System Revenue	5.00	7/1/23	5,000,000		5,648,000
Miami-Dade County Expressway Authority, Toll System Revenue	5.00	7/1/39	5,000,000		5,593,900
Orlando-Orange County Expressway Authority, Revenue (Prerefunded)	5.00	7/1/20	2,620,000	[a]	2,819,801
Pinellas County Health Facilities Authority, Health System Revenue (BayCare Health System Issue) (Insured; National Public Finance Guarantee Corp.) Auction-Based	2.21	11/15/23	1,775,000	[e]	1,692,693
Saint Johns County Industrial Development Authority, Revenue (Presbyterian Retirement Communities Project) (Prerefunded)	5.88	8/1/20	1,000,000	[a]	1,099,560
Tampa, Health System Revenue (BayCare Health System Issue)	5.00	11/15/46	3,500,000		3,877,265
				77,790,594
Georgia - 3.1%
Atlanta, Airport General Revenue	5.00	1/1/20	3,000,000		3,183,780
Atlanta, Water and Wastewater Revenue (Prerefunded)	6.00	11/1/19	1,640,000	[a]	1,759,097
Atlanta Development Authority, Senior Lien Revenue (New Downtown Atlanta Stadium Project)	5.25	7/1/40	1,750,000		1,999,883
Fulton County Development Authority, Hospital Revenue (Wellstar Health Systems)	5.00	4/1/34	2,800,000		3,149,748
Fulton County Development Authority, Hospital Revenue (Wellstar Health Systems)	5.00	4/1/36	1,000,000		1,119,290
Main Street Natural Gas Incorporated, Gas Supply Revenue, 1 Month LIBOR + .75%	1.81	9/1/23	10,250,000	[f]	10,285,362
Municipal Electric Authority of Georgia, Project One Subordinated Bonds	4.00	1/1/21	5,000,000		5,258,200
Municipal Electric Authority of Georgia, Project One Subordinated Bonds	5.00	1/1/21	4,000,000		4,320,480
				31,075,840

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Illinois - 10.4%
Chicago, General Airport Senior Lien Revenue (Chicago O'Hare International Airport)	5.25	1/1/31	7,500,000	8,382,000
Chicago, General Airport Senior Lien Revenue (Chicago O'Hare International Airport)	5.00	1/1/34	7,300,000	8,171,474
Chicago, Second Lien Water Revenue	5.00	11/1/25	2,940,000	3,354,922
Chicago, Second Lien Water Revenue	5.00	11/1/28	1,000,000	1,127,960
Chicago, Second Lien Water Revenue	5.00	11/1/28	1,455,000	1,627,665
Chicago Park District, Limited Tax GO (Insured; Build America Mutual Assurance Company)	5.00	1/1/29	2,895,000	3,199,843
Cook County, Sales Tax Revenue, Refunding	5.00	11/15/36	5,000,000	5,682,800
Greater Chicago Metropolitan Water Reclamation District, GO Unlimited Tax Bonds	5.00	12/1/24	3,000,000	3,462,900
Greater Chicago Metropolitan Water Reclamation District, GO Unlimited Tax Capital Improvement Bonds	5.00	12/1/44	3,000,000	3,308,010
Illinois, Sales Tax Revenue	5.00	6/15/24	4,270,000	4,775,184
Illinois Finance Authority, Revenue (Advocate Health Care Network)	5.00	6/1/31	9,155,000	9,960,732
Illinois Finance Authority, Revenue (OSF Healthcare System)	5.00	11/15/45	1,500,000	1,624,350
Illinois Finance Authority, Revenue (Rehabilitation Institute of Chicago)	6.00	7/1/43	3,250,000	3,613,415
Illinois Finance Authority, Revenue (Rush University Medical Center Obligated Group)	5.00	11/15/34	3,000,000	3,330,540
Illinois Municipal Electric Agency, Power Supply System Revenue	5.00	2/1/32	3,900,000	4,403,880
Illinois Toll Highway Authority, Toll Highway Senior Revenue	5.00	1/1/36	4,000,000	4,521,680
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	6/15/42	3,500,000	3,647,595

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Illinois - 10.4% (continued)
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	0.00	12/15/51	11,500,000	[d]	2,060,915
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	6/15/52	4,800,000		4,975,584
Railsplitter Tobacco Settlement Authority, Revenue	5.00	6/1/26	4,285,000		4,923,594
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue (Prerefunded)	6.00	6/1/21	6,100,000	[a]	6,904,346
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/27	7,500,000		8,250,075
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/44	2,500,000		2,715,125
				104,024,589
Indiana - 2.6%
Indiana Finance Authority, First Lien Wastewater Utility Revenue (CWA Authority Project) (Green Bonds) (Insured; National Public Finance Guarantee Corp.)	5.00	10/1/28	1,150,000		1,338,911
Indiana Finance Authority, First Lien Wastewater Utility Revenue (CWA Authority Project) (Green Bonds) (Insured; National Public Finance Guarantee Corp.)	5.00	10/1/29	1,225,000		1,420,155
Indiana Finance Authority, First Lien Wastewater Utility Revenue (CWA Authority Project) (Green Bonds) (Insured; National Public Finance Guarantee Corp.)	5.00	10/1/30	1,750,000		2,020,165
Indiana Health Facility Financing Authority, Revenue (Ascension Health Credit Group)	5.00	11/15/36	3,890,000		4,389,982
Indiana Municipal Power Agency, Power Supply System Revenue	5.00	1/1/36	3,765,000		4,268,757
Indiana Municipal Power Agency, Power Supply System Revenue	5.00	1/1/37	7,500,000		8,485,875

12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Indiana - 2.6% (continued)
Richmond Hospital Authority, Revenue (Reid Hospital Project)	5.00	1/1/35	3,400,000	3,718,716
				25,642,561
Iowa - .9%
Iowa Finance Authority, Health Facilities Revenue (UnityPoint Health)	5.00	8/15/33	5,105,000	5,681,201
Iowa Finance Authority, Healthcare Revenue (Genesis Health System)	5.00	7/1/23	2,500,000	2,855,225
				8,536,426
Kentucky - 1.8%
Kentucky Economic Development Finance Authority, Revenue, Refunding (Louisville Arena Project) (Insured; Assured Guaranty Municipal Corporation)	5.00	12/1/47	3,500,000	3,831,765
Kentucky Public Energy Authority, Gas Supply Revenue	4.00	4/1/24	9,000,000	9,646,650
Louisville/Jefferson County Metro Government, Health System Revenue (Norton Healthcare, Inc.)	5.75	10/1/42	4,000,000	4,494,640
				17,973,055
Louisiana - 2.2%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue (Westlake Chemical Corporation Projects)	6.50	8/1/29	2,500,000	2,763,125
Louisiana Public Facilities Authority, Hospital Revenue (Franciscan Missionaries of Our Lady Health System Project)	5.00	7/1/47	4,250,000	4,673,937
New Orleans Aviation Board, General Airport Revenue (North Terminal Project)	5.00	1/1/45	3,250,000	3,578,997
New Orleans Aviation Board, Revenue (General Airport-N Terminal Project)	5.00	1/1/48	3,500,000	3,906,945
New Orleans Aviation Board, Revenue (Insured; Assured Guaranty Corp.) (Prerefunded)	6.00	1/1/19	2,000,000	[a] 2,076,680
Tobacco Settlement Financing Corporation of Louisiana, Tobacco Settlement Asset-Backed Bonds	5.25	5/15/35	4,745,000	5,148,325
				22,148,009

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Maine - .1%
Maine Health and Higher Educational Facilities Authority, Revenue (Maine General Medical Center Issue)	7.50	7/1/32	1,250,000		1,403,300
Maryland - 4.3%
Anne Arundel County, Consolidated General Improvements GO	5.00	4/1/24	1,520,000		1,700,333
Baltimore, Consolidated Public Improvement GO (Prerefunded)	5.00	10/15/21	1,480,000	[a]	1,649,060
Baltimore, Project Revenue (Wastewater Projects) (Prerefunded)	5.00	7/1/21	1,000,000	[a]	1,106,050
Baltimore, Subordinate Project Revenue (Water Projects) (Prerefunded)	5.75	7/1/19	750,000	[a]	792,225
Howard County, COP	8.15	2/15/20	605,000		680,631
Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue	5.95	7/1/23	780,000		781,544
Maryland Economic Development Corporation, EDR (Terminal Project) (Prerefunded)	5.75	6/1/20	2,000,000	[a]	2,182,900
Maryland Economic Development Corporation, EDR (Transportation Facilities Project) (Prerefunded)	5.75	6/1/20	1,000,000	[a]	1,091,450
Maryland Economic Development Corporation, LR (Maryland Public Health Laboratory Project)	5.00	6/1/20	1,000,000		1,075,650
Maryland Economic Development Corporation, PCR (Potomac Electric Project)	6.20	9/1/22	2,500,000		2,612,050
Maryland Health and Higher Educational Facilities Authority, Revenue (Anne Arundel Health System Issue) (Prerefunded)	6.75	7/1/19	2,500,000	[a]	2,664,975
Maryland Health and Higher Educational Facilities Authority, Revenue (Charlestown Community Issue) (Prerefunded)	6.13	1/1/21	1,250,000	[a]	1,395,938
Maryland Health and Higher Educational Facilities Authority, Revenue (Goucher College Issue)	5.00	7/1/34	1,000,000		1,094,660

14

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Maryland - 4.3% (continued)
Maryland Health and Higher Educational Facilities Authority, Revenue (Greater Baltimore Medical Center Issue) (Prerefunded)	5.38	7/1/21	1,500,000	[a]	1,666,905
Maryland Health and Higher Educational Facilities Authority, Revenue (MedStar Health Issue)	5.00	8/15/38	1,000,000		1,100,270
Maryland Health and Higher Educational Facilities Authority, Revenue (University of Maryland Medical System Issue)	4.00	7/1/48	3,000,000		2,979,000
Maryland Stadium Authority, Baltimore City Public Schools Construction and Revitalization Program Revenue	5.00	5/1/23	3,000,000		3,409,410
Maryland Stadium Authority, Revenue (Construction & Revitalization Program)	5.00	5/1/38	4,450,000		5,086,127
Montgomery County, Consolidated Public Improvement GO	5.00	12/1/24	5,250,000		6,174,105
Prince Georges County, Special Obligation Revenue (National Harbor Project)	5.20	7/1/34	2,800,000		2,810,444
University System of Maryland, Auxiliary Facility and Tuition Revenue (Prerefunded)	5.00	4/1/21	1,000,000	[a]	1,098,620
				43,152,347
Massachusetts - 2.7%
Massachusetts, Federal Highway GAN (Accelerated Bridge Program)	5.00	6/15/26	3,705,000		4,366,972
Massachusetts Department of Transportation, Metropolitan Highway System Senior Revenue	5.00	1/1/27	5,000,000		5,283,950
Massachusetts Development Finance Agency, Revenue (Brandeis University Issue)	5.00	10/1/25	2,175,000		2,293,081
Massachusetts Development Finance Agency, Revenue (Partners HeathCare System Issue)	5.00	7/1/30	4,420,000		5,095,332
Massachusetts Development Finance Agency, Revenue (Partners HeathCare System Issue)	5.00	7/1/31	4,710,000		5,410,848
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	10/15/35	1,750,000		1,921,465

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Massachusetts - 2.7% (continued)
Metropolitan Boston Transit Parking Corporation, Systemwide Senior Lien Parking Revenue	5.00	7/1/23	2,000,000		2,199,120
				26,570,768
Michigan - 4.8%
Brighton Area Schools, GO - Unlimited Tax (Insured; AMBAC)	0.00	5/1/20	1,055,000	[d]	1,008,158
Detroit Community High School, Public School Academy Revenue	5.75	11/1/35	715,000		435,771
Detroit School District, School Building and Site Improvement Bonds (GO - Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000		1,082,710
Great Lakes Water Authority, Water Supply System Second Lien Revenue	5.00	7/1/46	10,000,000		10,954,200
Huron Valley School District, GO Unlimited Tax (Insured; National Public Finance Guarantee Corp.)	0.00	5/1/18	6,270,000	[d]	6,253,071
Kent Hospital Finance Authority, Revenue (Spectrum Health System)	5.50	11/15/25	2,500,000		2,770,900
Lansing Board of Water and Light, Utility System Revenue	5.50	7/1/41	2,500,000		2,773,675
Michigan Building Authority, Revenue (Facilities Program)	5.00	10/15/45	5,000,000		5,614,900
Michigan Finance Authority, Hospital Revenue, Refunding (Trinity Health Credit Group)	5.00	12/1/42	1,000,000		1,122,920
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/30	1,500,000		1,683,690
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/32	3,000,000		3,348,990
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Second Lien Local Project Bonds)	5.00	7/1/35	1,190,000		1,312,570

16

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Michigan - 4.8% (continued)
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,520,000		1,684,783
Monroe County Economic Development Corporation, LOR (Detroit Edison Company Project) (Insured; National Public Finance Guarantee Corp.)	6.95	9/1/22	2,000,000		2,398,020
Wayne County Airport Authority, Airport Revenue (Detroit Metropolitan Wayne County Airport)	5.00	12/1/22	3,000,000		3,235,140
Wayne County Airport Authority, Airport Revenue (Detroit Metropolitan Wayne County Airport)	5.00	12/1/29	1,700,000		1,938,442
				47,617,940
Minnesota - 2.5%
Minneapolis, Health Care System Revenue (Fairview Health Services) (Insured; Assured Guaranty Corp.)	6.50	11/15/38	2,525,000		2,607,971
Minneapolis-Saint Paul Metropolitan Airports Commission, Subordinate Airport Revenue	5.00	1/1/22	1,210,000		1,343,657
Minneapolis-Saint Paul Metropolitan Airports Commission, Subordinate Airport Revenue	5.00	1/1/26	1,000,000		1,103,070
Minnesota, 911 Revenue (Public Safety Radio Communications System Project) (Prerefunded)	5.00	6/1/19	1,000,000	[a]	1,042,680
Minnesota Higher Education Facilities Authority, Revenue (Carleton College) (Prerefunded)	5.00	3/1/19	1,000,000	[a]	1,035,730
Minnesota Higher Education Facilities Authority, Revenue (University of Saint Thomas) (Prerefunded)	5.00	10/1/19	1,500,000	[a]	1,580,475
Minnesota Higher Education Facilities Authority, Revenue (University of Saint Thomas) (Prerefunded)	5.00	10/1/19	1,700,000	[a]	1,791,205
Northern Municipal Power Agency, Electric System Revenue	5.00	1/1/20	2,500,000		2,648,475

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Minnesota - 2.5% (continued)
Rochester, Health Care Facilities Revenue (Mayo Clinic)	4.50	11/15/21	1,000,000		1,095,890
Rochester, Health Care Facilities Revenue (Mayo Clinic)	5.00	11/15/38	1,000,000		1,063,860
Saint Louis Park, Health Care Facilities Revenue (Park Nicollet Health Services) (Prerefunded)	5.75	7/1/19	3,000,000	[a]	3,166,860
Southern Minnesota Municipal Power Agency, Power Supply System Revenue (Insured; National Public Finance Guarantee Corp.)	0.00	1/1/25	4,505,000	[d]	3,735,771
University of Minnesota Regents, GO (Prerefunded)	5.00	12/1/21	1,500,000	[a]	1,673,145
University of Minnesota Regents, GO (Prerefunded)	5.00	12/1/21	1,000,000	[a]	1,115,430
				25,004,219
Missouri - 1.0%
Missouri Health and Educational Facilities Authority, Health Facilities Revenue (CoxHealth)	5.00	11/15/30	3,000,000		3,381,030
Missouri Health and Educational Facilities Authority, Health Facilities Revenue (SSM Health Care)	5.00	6/1/29	4,000,000		4,480,360
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue (Prairie State Project)	5.00	12/1/31	2,000,000		2,249,000
				10,110,390
Nebraska - 1.1%
Public Power Generation Agency of Nebraska, Revenue (Whelan Energy Center Unit 2)	5.00	1/1/30	1,380,000		1,550,168
Public Power Generation Agency of Nebraska, Revenue (Whelan Energy Center Unit 2)	5.00	1/1/37	5,050,000		5,651,101
Public Power Generation Agency of Nebraska, Revenue (Whelan Energy Center Unit 2)	5.00	1/1/38	3,655,000		4,084,426
				11,285,695

18

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Nevada - .7%
Las Vegas Valley Water District, Limited Tax GO (Additionally Secured by Southern Nevada Water Authority Pledged Revenues)	5.00	6/1/22	3,910,000		4,301,508
Las Vegas Valley Water District, Limited Tax GO (Additionally Secured by Southern Nevada Water Authority Pledged Revenues)	5.00	6/1/42	2,500,000		2,750,275
				7,051,783
New Jersey - 1.9%
New Jersey Economic Development Authority, Revenue	5.25	6/15/27	3,500,000		3,857,595
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.00	3/1/28	2,250,000		2,384,437
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/29	1,400,000		1,529,920
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/31	4,000,000		4,342,040
New Jersey Health Care Facilities Financing Authority, Revenue (Virtua Health Issue)	5.00	7/1/29	1,000,000		1,103,090
New Jersey Turnpike Authority, Turnpike Revenue (Prerefunded)	5.00	7/1/22	5,000,000	[a]	5,650,200
				18,867,282
New York - 7.9%
Long Island Power Authority, Electric System Revenue	5.00	9/1/32	1,000,000		1,154,390
Metropolitan Transportation Authority, Dedicated Tax Fund Revenue (Prerefunded)	5.00	11/15/21	1,850,000	[a]	2,067,431
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/30	2,500,000		2,888,650
Metropolitan Transportation Authority, Transportation Revenue (Prerefunded)	5.25	11/15/20	2,500,000	[a]	2,743,150
Metropolitan Transportation Authority Hudson Rail Yards Trust, Obligations Revenue	5.00	11/15/51	5,000,000		5,431,900
New York City, GO	5.00	4/1/23	2,055,000		2,288,551
New York City, GO	5.00	8/1/24	2,930,000		3,310,080
New York City, GO	5.00	3/1/25	3,300,000		3,798,465

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
New York - 7.9% (continued)
New York City, GO	5.00	8/1/25	3,510,000		3,918,037
New York City, GO	5.00	8/1/25	2,500,000		2,851,275
New York City, GO	5.00	4/1/27	3,000,000		3,321,120
New York City, GO	5.00	8/1/28	1,000,000		1,047,040
New York City, GO	5.00	10/1/36	2,500,000		2,740,625
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/34	2,500,000		2,726,475
New York City Transitional Finance Authority, Building Aid Revenue	5.00	7/15/37	5,340,000		6,015,670
New York Liberty Development Corporation, Revenue (3 World Trade Center Project)	5.00	11/15/44	4,000,000	[c]	4,232,920
New York Liberty Development Corporation, Revenue (Goldman Sachs Headquarters Issue)	5.25	10/1/35	2,500,000		3,078,175
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	2/15/31	9,090,000		10,438,138
New York State Thruway Authority, General Revenue	5.00	1/1/27	2,000,000		2,254,600
New York State Urban Development Corporation, Personal Income Tax Revenue	5.00	3/15/31	4,215,000		4,725,521
Port Authority of New York and New Jersey, (Consolidated Bonds, 184th Series)	5.00	9/1/39	5,000,000		5,665,200
TSASC, Senior Tobacco Settlement Bonds	5.00	6/1/31	2,030,000		2,311,683
				79,009,096
North Carolina - 1.3%
Charlotte Airport, Airport Revenue (Charlotte Douglas International Airport)	5.00	7/1/42	3,000,000		3,440,310
Durham, Water and Sewer Utility System Revenue	5.25	6/1/21	1,620,000		1,799,269

20

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
North Carolina - 1.3% (continued)
North Carolina Eastern Municipal Power Agency, Power System Revenue (Insured; ACA) (Escrowed to Maturity)	6.00	1/1/22	1,000,000		1,151,550
North Carolina Medical Care Commission, Health Care Facilities Revenue (Vidant Health)	5.00	6/1/32	3,050,000		3,433,964
North Caroline Turnpike Authority Triangle Expressway System, Revenue (Liquidity Facility; Assured Guaranty Municipal)	5.00	1/1/29	1,775,000		2,050,019
University of North Carolina, System Pool Revenue (Pool General Trust Indenture of the Board of Governors of The University of North Carolina) (Prerefunded)	5.00	10/1/19	1,000,000	[a]	1,053,650
				12,928,762
Ohio - 4.5%
Allen County, Hospital Facilities Revenue (Catholic Health Partners)	5.00	5/1/42	5,000,000		5,368,200
Allen County, Hospital Facilities Revenue (Catholic Healthcare Partners) (Prerefunded)	5.25	9/1/20	2,500,000	[a]	2,722,500
American Municipal Power Inc., Revenue (American Municipal Power Fremont Energy Center Project)	5.00	2/15/21	375,000		408,000
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	0.00	6/1/47	14,250,000	[d]	915,278
Butler County, Hospital Facilities Revenue (Kettering Health Network Obligated Group Project)	6.38	4/1/36	2,000,000		2,232,760
Butler County, Hospital Facilities Revenue (UC Health) (Prerefunded)	5.50	11/1/20	2,410,000	[a]	2,648,807
Butler County, Hospital Facilities Revenue (UC Health) (Prerefunded)	5.50	11/1/20	1,090,000	[a]	1,199,501
Cleveland, Airport System Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/31	1,000,000		1,112,860
Cleveland State University, General Receipts Bonds	5.00	6/1/18	1,170,000		1,180,238

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Ohio - 4.5% (continued)
Cleveland-Cuyahoga County Port Authority, Cultural Facility Revenue (The Cleveland Museum of Art Project)	5.00	10/1/22	2,500,000		2,708,050
Cuyahoga Community College District, General Receipts Bonds (Prerefunded)	5.00	2/1/20	2,500,000	[a]	2,662,475
Cuyahoga County Hospital, Hospital Revenue (The Metrohealth System)	5.25	2/15/47	2,000,000		2,141,440
Kent State University, General Receipts Bonds (Insured; Assured Guaranty Corp.)	5.00	5/1/25	140,000		145,481
Kent State University, General Receipts Bonds (Insured; Assured Guaranty Corp.) (Prerefunded)	5.00	5/1/19	1,860,000	[a]	1,935,460
Lucas County, HR (ProMedica Healthcare Obligated Group) (Prerefunded)	5.75	11/15/21	1,200,000	[a]	1,369,476
Miami University, General Receipts Bonds	5.00	9/1/22	2,140,000		2,368,038
Ohio, Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects) (Prerefunded)	5.00	2/1/21	1,800,000	[a]	1,965,996
Ohio Higher Educational Facility Commission, Revenue (Case Western Reserve University Project) (Insured; National Public Finance Guarantee Corp.)	5.25	12/1/25	2,985,000		3,543,613
Ohio State University, General Receipts Bonds (Escrowed to Maturity)	5.00	12/1/23	40,000		46,248
Ohio Turnpike and Infrastructure Commission, Junior Lien Turnpike Revenue (Infrastructure Projects)	5.25	2/15/39	2,000,000		2,219,260
Toledo-Lucas County Port Authority, Development Revenue (Northwest Ohio Bond Fund) (Toledo School for the Arts Project)	5.50	5/15/28	1,820,000		1,824,532
University of Akron, General Receipts Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/28	1,500,000		1,587,420
University of Akron, General Receipts Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/29	1,000,000		1,057,900

22

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Ohio - 4.5% (continued)
University of Toledo, General Receipts Bonds (Prerefunded)	5.00	6/1/21	1,665,000	[a]	1,837,827
				45,201,360
Pennsylvania - 5.4%
Allegheny County Port Authority, Special Transportation Revenue	5.25	3/1/23	2,600,000		2,845,440
Berks County Industrial Development Authority, Health Systems Revenue, Refunding (Tower Health Project)	5.00	11/1/47	3,600,000		3,958,740
Centre County Hospital Authority, HR (Mount Nittany Medical Center Project)	5.00	11/15/46	1,750,000		1,906,310
Commonwealth Financing Authority of Pennsylvania, Revenue	5.00	6/1/32	3,500,000		3,913,455
Lancaster County Hospital Authority, Health System Revenue (University of Pennsylvania Health System)	5.00	8/15/46	9,185,000		10,249,541
Montgomery County Industrial Development Authority, Retirement Community Revenue (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/36	5,000,000		5,586,100
Pennsylvania Industrial Development Authority, EDR (Prerefunded)	5.50	7/1/18	270,000	[a]	273,632
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue	5.00	12/1/26	3,750,000		4,386,000
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/35	2,000,000		2,239,360
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/42	3,000,000		3,284,370
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue	5.00	6/1/24	5,000,000		5,696,900
Philadelphia Airport, Revenue, Refunding	5.00	7/1/47	3,300,000		3,699,366
Philadelphia School District, GO	5.00	9/1/35	3,500,000		3,747,415
State Public School Building Authority, School Lease Revenue (The School District of Philadelphia Project)	5.00	4/1/27	2,235,000		2,394,758
				54,181,387

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Rhode Island - .3%
Tobacco Settlement Financing Corporation of Rhode Island, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/40	3,000,000	3,212,280
South Carolina - 1.1%
South Carolina Public Service Authority, Revenue Obligations (Santee Cooper)	5.00	12/1/36	2,500,000	2,663,975
South Carolina Public Service Authority, Revenue Obligations (Santee Cooper)	5.13	12/1/43	7,500,000	8,129,100
				10,793,075
Texas - 8.1%
Austin Convention Enterprises, Convention Center Revenue (1st Tier-Convention Center Hotel)	5.00	1/1/33	1,000,000	1,139,120
Central Texas Regional Mobility Authority, Senior Lien Revenue	5.00	1/1/28	1,500,000	1,707,915
Dallas, GO, Refunding	5.00	2/15/30	2,000,000	2,235,040
Dallas and Fort Worth, Joint Revenue (Dallas/Fort Worth International Airport)	5.00	11/1/35	3,000,000	3,229,020
Denton, Utility System Revenue	5.00	12/1/27	2,780,000	3,249,125
Fort Bend Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	8/15/26	1,835,000	2,126,930
Harris County, Tax Road GO	5.00	10/1/27	2,500,000	2,955,625
Harris County Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Refunding (Teco Project)	5.00	11/15/30	1,275,000	1,487,058
Harris County Cultural Education Facilities Finance Corporation, Medical Facilities Mortgage Revenue (Baylor College of Medicine)	5.00	11/15/24	4,135,000	4,777,455
Lower Colorado River Authority, Revenue	5.00	5/15/39	4,500,000	4,944,015
Lower Colorado River Authority, Transmission Contract Revenue (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/31	3,000,000	3,325,020
Lower Colorado River Authority, Transmission Contract Revenue (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/32	800,000	899,608

24

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Texas - 8.1% (continued)
Lower Colorado River Authority, Transmission Contract Revenue (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/46	3,800,000	4,197,480
North Texas Tollway Authority, First Tier System Revenue	5.00	1/1/39	5,500,000	6,144,380
North Texas Tollway Authority, Revenue, Refunding	5.00	1/1/38	1,925,000	2,119,598
North Texas Tollway Authority, Second Tier System Revenue	5.00	1/1/38	5,815,000	6,399,931
Plano Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	2/15/26	6,095,000	7,192,527
San Antonio, Electric and Gas Systems Junior Lien Revenue	5.00	2/1/43	5,000,000	5,499,200
San Antonio, Electric and Gas Systems Revenue (Escrowed to Maturity)	5.50	2/1/20	255,000	273,717
San Antonio, Water System Revenue	5.00	5/15/36	4,000,000	4,267,040
Socorro Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	8/15/27	3,705,000	4,335,554
Tarrant County Cultural Education Facilities Finance Corporation, HR (Baylor Scott and White Health Project)	5.00	11/15/45	2,500,000	2,769,025
Texas A&M University, Financing Systems Revenue, Refunding	5.00	5/15/35	2,270,000	2,640,577
Texas Transportation Commission, Central Texas Turnpike System Second Tier Revenue	5.00	8/15/31	2,500,000	2,797,550
				80,712,510
Utah - .5%
Salt Lake City, Airport Revenue (Salt Lake International Airport)	5.00	7/1/36	1,350,000	1,544,616
Salt Lake City, Airport Revenue (Salt Lake International Airport)	5.00	7/1/37	1,000,000	1,141,560
Utah County, HR (Intermountain Health Care Health Services, Inc.)	4.00	5/15/47	2,250,000	2,285,887
				4,972,063

25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Virginia - .8%
Chesapeake Bay Bridge and Tunnel Commission District, General Resolution Revenue (Insured; Berkshire Hathaway Assurance Corporation) (Escrowed to Maturity)	5.50	7/1/25	1,000,000	1,216,210
Chesterfield County Economic Development Authority, PCR (Virginia Electric and Power Company Project)	5.00	5/1/23	1,000,000	1,038,680
Newport News, GO General Improvement Bonds and GO Water Bonds	5.25	7/1/22	1,000,000	1,135,930
Virginia Housing Development Authority, Rental Housing Revenue	5.50	6/1/30	1,000,000	1,040,720
Washington County Industrial Development Authority, HR (Mountain States Health Alliance)	7.75	7/1/38	2,000,000	2,089,740
Winchester Economic Development Authority, HR (Valley Health System Obligated Group)	5.00	1/1/35	1,560,000	1,741,896
				8,263,176
Washington - 2.5%
Port of Seattle, Intermediate Lien Revenue	5.00	2/1/28	2,000,000	2,322,660
Port of Seattle, Intermediate Lien Revenue	5.00	3/1/35	3,000,000	3,366,870
Seattle, Drainage and Wastewater Improvement Revenue	5.00	5/1/23	4,965,000	5,668,640
Washington, GO (Various Purpose)	5.00	7/1/27	5,000,000	5,860,500
Washington, Motor Vehicle Fuel Tax GO (State Road 520 Corridor Program - Toll Revenue)	5.00	6/1/33	2,255,000	2,468,097
Washington Health Care Facilities Authority, Revenue (Providence Health and Services)	5.00	10/1/42	5,000,000	5,450,850
				25,137,617
West Virginia - .5%
West Virginia University Board of Governors, University Improvement Revenue (West Virginia University Projects)	5.00	10/1/36	4,500,000	4,879,710

26

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Wisconsin - 2.1%
Public Finance Authority of Wisconsin, HR (Renown Regional Medical Center Project)	5.00	6/1/40	4,000,000	4,363,520
Public Finance Authority of Wisconsin, Lease Development Revenue (KU Campus Development Corporation - Central District Development Project)	5.00	3/1/35	7,000,000	7,814,800
Wisconsin, General Fund Annual Appropriation Bonds (Prerefunded)	5.75	5/1/19	1,810,000	[a] 1,900,102
Wisconsin Health and Educational Facilities Authority, Revenue (Ascension Senior Credit Group)	5.00	11/15/29	4,500,000	5,187,060
Wisconsin Health and Educational Facilities Authority, Revenue (Aurora Health Care, Inc.)	5.25	4/15/35	2,000,000	2,164,080
				21,429,562
U.S. Related - .5%
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	0.00	5/15/50	12,500,000	[d] 917,625
Puerto Rico Highway and Transportation Authority, Transportation Revenue (Insured; AMBAC Indemnity Corporation)	5.25	7/1/41	3,700,000	4,050,982
				4,968,607
Total Investments (cost $962,950,919)			98.5%	984,821,943
Cash and Receivables (Net)			1.5%	15,064,620
Net Assets			100.0%	999,886,563

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, these securities were valued at $6,055,090 or .61% of net assets.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.
f Variable rate security—rate shown is the interest rate in effect at period end.

27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Transportation Services	19.6
Health Care	17.7
Utility-Electric	9.9
Utility-Water and Sewer	9.4
Prerefunded	9.3
Education	6.3
City	5.8
Special Tax	4.8
State/Territory	2.6
Lease	1.9
County	1.2
Industrial	.8
Pollution Control	.2
Housing	.2
Resource Recovery	.1
Asset-Backed	.1
Other	8.6
98.5

† Based on net assets.
See notes to financial statements.

28

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

29

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	962,950,919	984,821,943
Cash		4,225,458
Interest receivable		10,784,240
Receivable for investment securities sold		5,868,165
Receivable for shares of Common Stock subscribed		1,199,468
Prepaid expenses		70,724
		1,006,969,998
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		438,433
Payable for investment securities purchased		5,452,228
Payable for shares of Common Stock redeemed		1,076,059
Accrued expenses		116,715
		7,083,435
Net Assets ($)		999,886,563
Composition of Net Assets ($):
Paid-in capital		988,558,255
Accumulated undistributed investment income—net		24,902
Accumulated net realized gain (loss) on investments		(10,567,618)
Accumulated net unrealized appreciation (depreciation) on investments		21,871,024
Net Assets ($)		999,886,563

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	423,494,440	22,040,837	377,517,921	1,009	176,832,356
Shares Outstanding	30,670,974	1,596,149	27,330,155	73	12,799,217
Net Asset Value Per Share ($)	13.81	13.81	13.81	13.82	13.82

See notes to financial statements.

30

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2018 (Unaudited)

Investment Income ($):
Interest Income	17,737,837
Expenses:
Management fee—Note 3(a)	3,052,926
Shareholder servicing costs—Note 3(c)	767,365
Distribution fees—Note 3(b)	97,508
Registration fees	66,453
Directors’ fees and expenses—Note 3(d)	45,381
Professional fees	25,753
Custodian fees—Note 3(c)	22,689
Prospectus and shareholders’ reports	22,215
Loan commitment fees—Note 2	11,111
Miscellaneous	42,776
Total Expenses	4,154,177
Less—reduction in expenses due to undertaking—Note 3(a)	(1,147,983)
Less—reduction in fees due to earnings credits—Note 3(c)	(25,858)
Net Expenses	2,980,336
Investment Income—Net	14,757,501
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,116,537
Net unrealized appreciation (depreciation) on investments	(29,447,928)
Net Realized and Unrealized Gain (Loss) on Investments	(26,331,391)
Net (Decrease) in Net Assets Resulting from Operations	(11,573,890)

See notes to financial statements.

31

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations ($):
Investment income—net	14,757,501	30,185,196
Net realized gain (loss) on investments	3,116,537	881,125
Net unrealized appreciation (depreciation) on investments	(29,447,928)	(32,360,992)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,573,890)	(1,294,671)
Distributions to Shareholders from ($):
Investment income—net:
Class A	(6,108,944)	(13,918,122)
Class C	(263,399)	(706,141)
Class I	(5,665,355)	(9,720,823)
Class Y	(16)	(33)
Class Z	(2,694,885)	(5,753,533)
Total Distributions	(14,732,599)	(30,098,652)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	13,691,314	30,301,705
Class C	2,280,829	4,932,696
Class I	93,610,077	236,734,249
Class Z	1,196,746	5,223,917
Distributions reinvested:
Class A	5,134,326	11,646,153
Class C	197,216	524,294
Class I	4,119,802	7,024,722
Class Z	2,019,958	4,282,168
Cost of shares redeemed:
Class A	(39,894,034)	(109,429,203)
Class C	(9,485,848)	(10,889,412)
Class I	(69,154,817)	(157,249,687)
Class Z	(5,359,986)	(18,635,336)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(1,644,417)	4,466,266
Total Increase (Decrease) in Net Assets	(27,950,906)	(26,927,057)
Net Assets ($):
Beginning of Period	1,027,837,469	1,054,764,526
End of Period	999,886,563	1,027,837,469
Undistributed investment income—net	24,902	-

32

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	972,290	2,155,421
Shares issued for distributions reinvested	366,926	832,602
Shares redeemed	(2,838,656)	(7,872,201)
Net Increase (Decrease) in Shares Outstanding	(1,499,440)	(4,884,178)
Class Ca,b
Shares sold	162,404	352,268
Shares issued for distributions reinvested	14,083	37,486
Shares redeemed	(674,068)	(781,828)
Net Increase (Decrease) in Shares Outstanding	(497,581)	(392,074)
Class I
Shares sold	6,664,523	16,905,334
Shares issued for distributions reinvested	294,436	501,889
Shares redeemed	(4,945,141)	(11,296,265)
Net Increase (Decrease) in Shares Outstanding	2,013,818	6,110,958
Class Z
Shares sold	84,967	371,341
Shares issued for distributions reinvested	144,304	305,872
Shares redeemed	(381,206)	(1,338,436)
Net Increase (Decrease) in Shares Outstanding	(151,935)	(661,223)

[a]	During the period ended February 28, 2018, 77,736 Class C shares representing $1,096,155 were automatically converted to 77,797 Class A shares.
[b]	During the period ended February 28, 2018, 3,826 Class C shares representing $53,904 were exchanged for 3,672 Class A shares.
See notes to financial statements.

33

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended February 28, 2018			Year Ended August 31,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	14.17	14.57	14.02	14.10	13.21	14.27
Investment Operations:
Investment income—net[a]	.19	.41	.43	.47	.52	.47
Net realized and unrealized gain (loss) on investments	(.36)	(.40)	.55	(.08)	.89	(1.06)
Total from Investment Operations	(.17)	.01	.98	.39	1.41	(.59)
Distributions:
Dividends from investment income—net	(.19)	(.41)	(.43)	(.47)	(.52)	(.47)
Net asset value, end of period	13.81	14.17	14.57	14.02	14.10	13.21
Total Return (%)[b]	(1.18)[c]	.11	7.10	2.79	10.84	(4.30)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93[d]	.94	.94	.94	.95	.97
Ratio of net expenses to average net assets	.70[d]	.70	.70	.70	.70	.70
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	-	.00[e]	.00[e]
Ratio of net investment income to average net assets	2.79[d]	2.90	3.02	3.32	3.83	3.37
Portfolio Turnover Rate	11.78[c]	13.25	8.21	11.76	21.67	34.19
Net Assets, end of period ($ x 1,000)	423,494	455,772	540,019	487,129	510,428	579,728

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e Amount represents less than .01%.
See notes to financial statements.

34

Six Months Ended February 28, 2018		Year Ended August 31,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	14.17	14.57	14.02	14.10	13.21	14.27
Investment Operations:
Investment income—net[a]	.14	.30	.32	.36	.42	.37
Net realized and unrealized gain (loss) on investments	(.36)	(.40)	.55	(.08)	.89	(1.07)
Total from Investment Operations	(.22)	(.10)	.87	.28	1.31	(.70)
Distributions:
Dividends from investment income—net	(.14)	(.30)	(.32)	(.36)	(.42)	(.36)
Net asset value, end of period	13.81	14.17	14.57	14.02	14.10	13.21
Total Return (%)[b]	(1.55)[c]	(.64)	6.30	2.02	10.03	(5.02)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.70[d]	1.70	1.70	1.71	1.72	1.72
Ratio of net expenses to average net assets	1.45[d]	1.45	1.45	1.45	1.45	1.45
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	-	.00[e]	.00[e]
Ratio of net investment income to average net assets	2.03[d]	2.15	2.25	2.57	3.09	2.60
Portfolio Turnover Rate	11.78[c]	13.25	8.21	11.76	21.67	34.19
Net Assets, end of period ($ x 1,000)	22,041	29,663	36,229	23,940	23,333	29,450

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e Amount represents less than .01%.
See notes to financial statements.

35

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended February 28, 2018			Year Ended August 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	14.17	14.58	14.02	14.11	13.22	14.28
Investment Operations:
Investment income—net[a]	.21	.44	.46	.50	.54	.50
Net realized and unrealized gain (loss) on investments	(.36)	(.41)	.57	(.09)	.90	(1.06)
Total from Investment Operations	(.15)	.03	1.03	.41	1.44	(.56)
Distributions:
Dividends from investment income—net	(.21)	(.44)	(.47)	(.50)	(.55)	(.50)
Net asset value, end of period	13.81	14.17	14.58	14.02	14.11	13.22
Total Return (%)	(1.06)[b]	.29	7.44	2.98	11.19	(4.15)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68[c]	.69	.71	.70	.73	.72
Ratio of net expenses to average net assets	.45[c]	.45	.45	.45	.45	.45
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	-	.00[d]	.00[d]
Ratio of net investment income to average net assets	3.03[c]	3.15	3.19	3.56	3.98	3.57
Portfolio Turnover Rate	11.78[b]	13.25	8.21	11.76	21.67	34.19
Net Assets, end of period ($ x 1,000)	377,518	358,809	280,013	74,412	37,874	13,365

a Based on average shares outstanding.
b Not annualized.
c Annualized.
d Amount represents less than .01%.
See notes to financial statements.

36

Six Months Ended February 28, 2018		Year Ended August 31,
Class Y Shares	(Unaudited)	2017	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	14.18	14.58	14.03	14.11	13.22	13.70
Investment Operations:
Investment income—net[b]	.22	.45	.51	.51	.56	.09
Net realized and unrealized gain (loss) on investments	(.36)	(.40)	.54	(.08)	.88	(.48)
Total from Investment Operations	(.14)	.05	1.05	.43	1.44	(.39)
Distributions:
Dividends from investment income—net	(.22)	(.45)	(.50)	(.51)	(.55)	(.09)
Net asset value, end of period	13.82	14.18	14.58	14.03	14.11	13.22
Total Return (%)	(.98)[c]	.46	7.60	3.07	11.14	(2.86)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60[d]	.61	3.31	4.19	1.18	.74[d]
Ratio of net expenses to average net assets	.45[d]	.45	.45	.45	.45	.45[d]
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	-	.00[e]	.00[d,e]
Ratio of net investment income to average net assets	3.20[d]	3.24	3.49	3.59	4.09	4.13[d]
Portfolio Turnover Rate	11.78[c]	13.25	8.21	11.76	21.67	34.19
Net Assets, end of period ($ x 1,000)	1	1	1	1	1	1

a From July 1, 2013 (commencement of initial offering) to August 31, 2013.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
e Amount represents less than .01%.
See notes to financial statements.

37

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended February 28, 2018			Year Ended August 31,
Class Z Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	14.18	14.58	14.03	14.11	13.22	14.28
Investment Operations:
Investment income—net[a]	.21	.44	.47	.50	.55	.50
Net realized and unrealized gain (loss) on investments	(.36)	(.40)	.54	(.08)	.89	(1.06)
Total from Investment Operations	(.15)	.04	1.01	.42	1.44	(.56)
Distributions:
Dividends from investment income—net	(.21)	(.44)	(.46)	(.50)	(.55)	(.50)
Net asset value, end of period	13.82	14.18	14.58	14.03	14.11	13.22
Total Return (%)	(1.07)[b]	.34	7.34	3.03	11.06	(4.12)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69[c]	.70	.71	.69	.73	.72
Ratio of net expenses to average net assets	.47[c]	.47	.49	.47	.50	.49
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	-	.00[d]	.00[d]
Ratio of net investment income to average net assets	3.01[c]	3.13	3.25	3.55	4.02	3.53
Portfolio Turnover Rate	11.78[b]	13.25	8.21	11.76	21.67	34.19
Net Assets, end of period ($ x 1,000)	176,832	183,593	198,501	197,104	203,899	201,872

a Based on average shares outstanding.
b Not annualized.
c Annualized.
d Amount represents less than .01%.
See notes to financial statements.

38

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus AMT-Free Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 1.1 billion shares of $.001 par value Common Stock. The fund currently has authorized six classes of shares: Class A (200 million shares authorized), Class C (200 million shares authorized), Class I (100 million shares authorized), Class T (100 million shares authorized), Class Y (100 million shares authorized) and Class Z (400 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of February 28, 2018, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

40

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	984,821,943	-	984,821,943

† See Statement of Investments for additional detailed categorizations.

At February 28, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

42

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $13,898,580 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2017. If not applied, $5,287,194 of the carryover expires in fiscal year 2018 and $2,338,736 expires in fiscal year 2019. The fund has $5,178,465 of post-enactment short-term capital losses and $1,094,185 of post enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2017 was as follows: tax-exempt income $29,945,891 and ordinary income $152,761. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from September 1, 2017 through December 31, 2018 to waive

43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

receipt of its fees and/or assume the direct expenses of the fund, so that total annual fund operating expenses of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .45% of the value of the fund’s average daily net assets. Dreyfus may terminate this agreement upon at least 90 days prior notice to shareholders, but has committed not to do so until at least December 31, 2018. The reduction in expenses, pursuant to the undertaking, amounted to $1,147,983 during the period ended February 28, 2018.

During the period ended February 28, 2018, the Distributor retained $1,753 from commissions earned on sales of the fund’s Class A shares and $11 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2018, Class C shares were charged $97,508 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2018, Class A and Class C shares were charged $547,924 and $32,503, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 2018, Class Z shares were charged $24,285 pursuant to the Shareholder Services Plan.

44

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2018, the fund was charged $56,051 for transfer agency services and $3,169 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $3,169.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2018, the fund was charged $22,689 pursuant to the custody agreement. These fees were offset by earnings credits of $22,689.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended February 28, 2018, the fund was charged $2,146 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 28, 2018, the fund was charged $5,495 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $464,412, Distribution Plan fees $12,758, Shareholder Services Plan fees $90,322, Chief Compliance Officer fees $7,326 and transfer agency fees $19,842, which are offset against an expense reimbursement currently in effect in the amount of $156,227.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2018, amounted to $118,645,202 and $120,052,092, respectively.

At February 28, 2018, accumulated net unrealized appreciation on investments was $21,871,024, consisting of $32,929,972 gross unrealized appreciation and $11,058,948 gross unrealized depreciation.

At February 28, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

46

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on October 30-31, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be

47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was at or within one basis point of the Performance Group median for the three-, four- and five-year periods and above the Performance Universe median for the three-, five- and 10-year periods. The Board also considered that the fund’s yield performance was below the Performance Group median for seven of the ten one-year periods ended September 30th and above the Performance Universe median for eight of the ten one-year periods and considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average and noted that the fund’s performance was above the performance of the average in six of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians (total expenses were the lowest in the Expense Group).

Dreyfus representatives stated that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until December 31, 2018, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed 0.45% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been

48

provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and

49

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

50

NOTES

51

NOTES

52

NOTES

53

For More Information

Dreyfus AMT-Free Municipal Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DMUAX Class C: DMUCX Class I: DMBIX Class Y: DMUYX Class Z: DRMBX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0319SA0218

Dreyfus High Yield Municipal Bond Fund

SEMIANNUAL REPORT February 28, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR  MORE  INFORMATION

Back Cover

Dreyfus High Yield Municipal Bond Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus High Yield Municipal Bond Fund, covering the six-month period from September 1, 2017 through February 28, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks set a series of new record highs while bonds generally lost a degree of value over the reporting period. Riskier sectors of the financial markets responded positively to growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation. While the rally was relatively broad-based, growth stocks produced substantially higher returns than value-oriented stocks. International stocks also performed well amid more positive economic data from Europe, Japan, and the emerging markets. In the bond market, U.S. government securities and municipal bonds declined when short-term interest rates and inflation expectations increased, while lower-rated corporate-backed securities fared somewhat better in anticipation of improved business conditions.

The markets’ performance was supported by solid underlying fundamentals, including sustained economic growth, a robust labor market and strong consumer and business confidence. We currently expect these favorable conditions to persist, but we remain watchful for economic and political developments that could negatively affect the markets. Indeed, in February 2018, we witnessed a return of heightened volatility to the financial markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
March 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2017 through February 28, 2018, as provided by Daniel Barton and Jeffrey Burger, Primary Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2018, Dreyfus High Yield Municipal Bond Fund’s Class A shares achieved a 1.04% total return, Class C shares returned 0.58%, Class I shares returned 1.16%, Class Y shares returned 1.17%, and Class Z shares returned 1.11%.1 The fund’s benchmark, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), which, unlike the fund, does not include securities rated below investment grade, produced a total return of
-1.24%.2

Municipal bonds generally produced negative total returns over the reporting period amid bouts of market volatility stemming from rising interest rates and shifting supply-and-demand dynamics in the municipal securities market. The fund produced higher returns than the Index, mainly due to the strong relative performance of lower-rated securities.

The Fund’s Investment Approach

The fund primarily seeks high current income exempt from federal income tax. Secondarily, the fund may seek capital appreciation to the extent consistent with its primary goal. To pursue its goals, the fund normally invests at least 80% of its net assets in municipal bonds that provide income exempt from federal income tax. The fund normally invests at least 50% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by Dreyfus. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds. The fund may invest up to 50% of its assets in higher-quality municipal bonds rated AAA/Aaa to A, or the unrated equivalent as determined by Dreyfus.

We focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and

• Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Supply-and-Demand Dynamics Drove Municipal Bonds

In the wake of a sustained market rally, municipal bonds encountered bouts of weakness over the reporting period due to negotiations surrounding federal tax reform legislation. As a result of this uncertainty, states, municipalities, and authorities rushed to market with a flood of newly issued bonds, which put upward pressure on yields and downward pressure on prices. Heightened market volatility continued through January 2018 despite a return to more favorable supply-and-demand dynamics early in the new year. Investors grew concerned that the Federal Reserve Board might raise short-term interest rates more than previously expected in an environment of greater fiscal stimulus, increased economic growth, accelerating inflation, and ballooning federal budget deficits. The market generally stabilized in February when inflation fears eased.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Yields climbed especially sharply among short-term securities, causing yield differences to narrow along the market’s maturity spectrum. Lower rated municipal bonds, including high yield securities, typically outperformed their higher quality counterparts over the reporting period.

Credit conditions have remained sound in the strong economy, but growth in tax revenues has slowed nationally, and several states are facing pressure from underfunded pension systems.

Revenue-Backed Bonds Supported Fund Results

The fund’s performance compared to the Index was supported during the reporting period by overweighted exposure to higher-yielding, lower-rated revenue-backed bonds and underweighted positions among general obligation bonds. Results were particularly favorable from bonds backed by hospitals, airlines, and the states’ settlement of litigation with U.S. tobacco companies. Lack of exposure to distressed bonds from Puerto Rico further bolstered the fund’s results. A focus on longer-term securities and a relatively long average duration also contributed positively to the fund’s results.

Although disappointments proved relatively mild during the reporting period, the fund’s holdings of lower-yielding municipal bonds backed by education facilities and essential municipal services—such as public power utilities as well as water-and-sewer districts—weighed to a degree on relative performance.

A Constructive Investment Posture

Market volatility surrounding the enactment of tax reform legislation and rising short-term interest rates appears to have eased. While sharply lower corporate tax rates could weigh on demand for municipal bonds from banks and insurance companies, modestly lower personal tax rates seem unlikely to dampen demand from individual investors seeking tax-exempt current income, and we expect favorable supply-and-demand dynamics to support municipal bond prices over the foreseeable future. In addition, municipal bonds historically have been less sensitive than U.S. Treasury securities to rising interest rates.

Therefore, we have maintained a constructive investment posture, including an emphasis on high yield revenue bonds with longer maturities. We also have maintained the fund’s relatively long duration posture in an attempt to capture higher yields and participate in some of the more liquid areas of the market.

March 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid. It does not include the maximum initial sales charge in the case of Class A shares, and the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Class I, Class Y, and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided reflect an undertaking for the absorption of certain fund expenses by The Dreyfus Corporation through December 31, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2  Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the USD-denominated long-term tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus High Yield Municipal Bond Fund from September 1, 2017 to February 28, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2018
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.34	$8.06	$3.09	$3.09	$3.69
Ending value (after expenses)	$1,010.40	$1,005.80	$1,011.60	$1,011.70	$1,011.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2018
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.36	$8.10	$3.11	$3.11	$3.71
Ending value (after expenses)	$1,020.48	$1,016.76	$1,021.72	$1,021.72	$1,021.12

† Expenses are equal to the fund’s annualized expense ratio of .87% for Class A, 1.62% for Class C, .62% for Class I, .62% for Class Y and .74% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

February 28, 2018 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8%
Alabama - 2.3%
Jefferson County, Senior Lien Sewer Revenue Warrants (Insured; Assured Guaranty Municipal Corp.)	0/6.60	10/1/42	5,000,000	[a]	4,285,700
Arizona - 4.1%
Phoenix Industrial Development Authority, Education Facility Revenue (BASIS Schools Projects)	5.00	7/1/46	1,000,000	[b]	1,021,470
Phoenix Industrial Development Authority, Education Facility Revenue (BASIS Schools Projects)	5.00	7/1/45	1,500,000	[b]	1,533,135
Phoenix Industrial Development Authority, Education Facility Revenue (Legacy Traditional Schools Project)	6.75	7/1/44	1,000,000	[b]	1,104,140
Pima County Industrial Development Authority, Education Revenue (American Leadership Academy Project)	5.00	6/15/52	2,565,000	[b]	2,488,691
Tempe Industrial Development Authority, Revenue (Mirabella at ASU Project)	6.13	10/1/52	1,400,000	[b]	1,430,940
				7,578,376
California - 6.9%
Anaheim Community Facilities District Number 08-1, Special Tax Revenue (Platinum Triangle)	4.00	9/1/46	2,000,000		2,034,640
California Statewide Communities Development Authority, Revenue (Bentley School)	7.00	7/1/40	1,075,000		1,175,953
California Statewide Communities Development Authority, Revenue (California Baptist University)	6.38	11/1/43	2,000,000		2,294,100
California Statewide Communities Development Authority, Revenue (Loma Linda University Medical Center)	5.00	12/1/36	2,000,000	[b]	2,139,180
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/33	2,720,000		2,723,373
San Buenaventura, Revenue (Community Memorial Health System)	7.50	12/1/41	1,500,000		1,679,760

6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
California - 6.9% (continued)
Tobacco Securitization Authority, North Tobacco Settlement Revenue (Capital Appreciation-2nd Sub-Asset Backed C)	0.00	6/1/45	6,370,000	[c]	629,038
				12,676,044
Colorado - 5.0%
Belleview Station Metropolitan District Number 2, GO	5.00	12/1/36	1,000,000		1,017,100
Colorado Bridge Enterprise, Revenue (Central 70 Project)	4.00	6/30/51	1,500,000		1,475,490
Colorado High Performance Transportation Enterprise, Revenue (C-470 Express Lanes)	5.00	12/31/51	1,500,000		1,625,145
Denver City and County Special Facilities, Airport Revenue (United Airlines Project)	5.00	10/1/32	2,500,000		2,703,025
Dominion Water and Sanitation District, Tap Fee Revenue	6.00	12/1/46	1,300,000		1,357,525
Sterling Ranch Community Authority, Board Supported Revenue	5.00	12/1/47	1,000,000		1,007,310
				9,185,595
Connecticut - 1.8%
Connecticut Development Authority, Water Facilities Revenue (Aquarion Water Company of Connecticut Project)	5.50	4/1/21	1,500,000		1,643,805
Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Refunding (Harbor Point Project)	5.00	4/1/39	1,500,000	[b]	1,610,865
				3,254,670
District of Columbia - 1.1%
District of Columbia, Revenue (Ingleside Rock Creek Project)	5.00	7/1/52	2,000,000		2,061,540
Florida - 2.2%
Cape Coral Health Facilities Authority, Senior Housing Revenue (Gulf Care, Inc. Project)	5.88	7/1/40	1,000,000	[b]	1,076,570
Davie, Educational Facilities Revenue (Nova Southeastern University Project)	5.63	4/1/43	1,000,000		1,108,400
Florida Development Finance Corporation, Educational Facilities Revenue (Miami Arts Charter School Project)	5.88	6/15/34	1,250,000	[b]	1,199,925

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Florida - 2.2% (continued)
Village Community Development District Number 10, Special Assessment Revenue	6.00	5/1/44	600,000		697,644
				4,082,539
Georgia - 2.5%
Burke County Development Authority, Pollution Control Revenue, Refunding (Oglethorpe Power Corp-Vogtle)	4.13	11/1/45	2,500,000		2,461,325
Gainesville & Hall County Development Authority, Educational Facilities Revenue	5.00	3/1/47	1,000,000		1,035,130
Marietta Development Authority, Revenue (University Facilities-Life University)	5.00	11/1/47	1,000,000	[b]	1,045,160
				4,541,615
Hawaii - .8%
Hawaii Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Company)	4.00	3/1/37	1,500,000		1,506,360
Illinois - 9.7%
Chicago, General Airport Senior Lien Revenue (Chicago O'Hare International Airport)	5.00	1/1/34	1,000,000		1,106,380
Chicago, General Airport Third Lien Revenue (Chicago O'Hare International Airport)	5.63	1/1/35	210,000		229,746
Chicago, GO (Project and Refunding Series)	6.00	1/1/38	1,000,000		1,135,550
Chicago, Second Lien Wastewater Transmission Revenue	5.00	1/1/39	1,000,000		1,074,660
Chicago Board of Education, GO	5.00	12/1/36	2,000,000		2,024,480
Illinois, GO	5.00	11/1/28	3,500,000		3,644,060
Illinois Finance Authority, Revenue (Rehabilitation Institute of Chicago)	6.00	7/1/43	1,000,000		1,111,820
Illinois Finance Authority, Revenue, Refunding (Rosalind Franklin University of Medicine & Science)	5.00	8/1/36	1,075,000		1,157,732
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	0.00	12/15/51	20,245,000	[c]	3,628,106

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Illinois - 9.7% (continued)
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.50	4/1/31	1,000,000	1,092,440
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/44	1,500,000	1,629,075
				17,834,049
Indiana - .3%
Indiana Municipal Power Agency, Power Supply System Revenue	5.00	1/1/37	500,000	565,725
Iowa - 2.0%
Iowa Finance Authority, Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project)	5.25	12/1/25	2,500,000	2,658,875
Tobacco Settlement Authority of Iowa, Tobacco Settlement Asset-Backed Bonds	5.60	6/1/34	1,000,000	1,010,320
				3,669,195
Kentucky - .4%
Paducah Electric Plant Board, Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/35	750,000	828,060
Louisiana - 3.2%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue, Refunding (Westlake Chemical Corporation Project)	3.50	11/1/32	2,000,000	1,964,320
New Orleans, Water Revenue	5.00	12/1/34	1,000,000	1,116,770
New Orleans, Water Revenue	5.00	12/1/40	1,000,000	1,103,110
New Orleans Aviation Board, Revenue (General Airport-N Terminal Project)	5.00	1/1/48	1,500,000	1,650,435
				5,834,635
Maine - .9%
Maine Health and Higher Educational Facilities Authority, Revenue (Maine General Medical Center Issue)	7.50	7/1/32	1,500,000	1,683,960
Maryland - .6%
Maryland Economic Development Corporation, Student Housing Revenue (Townson University Project)	5.00	7/1/37	1,000,000	1,062,580

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Massachusetts - .8%
Massachusetts Development Finance Agency, Revenue, Refunding (NewBridge Charles)	5.00	10/1/57	1,500,000	[b]	1,575,675
Michigan - 4.1%
Detroit, Water Supply System Senior Lien Revenue	5.00	7/1/31	1,000,000		1,067,810
Michigan Finance Authority, HR (Trinity Health Credit Group)	5.00	12/1/45	2,380,000		2,648,131
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/32	1,000,000		1,116,330
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Second Lien Local Project Bonds)	5.00	7/1/34	1,000,000		1,094,170
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Senior Lien Local Project Bonds) (Insured; National Public Finance Guarantee Corp.)	5.00	7/1/36	500,000		544,900
Michigan Strategic Fund, SWDR (Genesee Power Station Project)	7.50	1/1/21	1,200,000		1,181,616
				7,652,957
Missouri - 3.7%
Missouri Health and Educational Facilities Authority, Revenue (Lutheran Senior Services Projects)	5.00	2/1/46	1,000,000		1,071,440
Missouri Health and Educational Facilities Authority, Senior Living Facilities Revenue (Lutheran Senior Services Projects)	5.00	2/1/36	1,000,000		1,080,610
Saint Louis County Industrial Development Authority, Tax Increase Financing Revenue (Saint Louis Innovation District Project)	4.38	5/15/36	2,200,000		2,173,974

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Missouri - 3.7% (continued)
Saint Louis Industrial Development Authority, Financing Revenue, Refunding (Ballpark Village Development Project)	4.75	11/15/47	2,500,000		2,555,275
				6,881,299
New Jersey - 7.4%
New Jersey Economic Development Authority, Revenue	5.25	6/15/27	1,000,000		1,102,170
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/40	1,250,000		1,323,525
New Jersey Economic Development Authority, Special Facility Revenue (Continental Airlines, Inc. Project)	5.13	9/15/23	1,000,000		1,104,460
New Jersey Educational Facilities Authority, Revenue (Stockton University Issue)	5.00	7/1/41	1,000,000		1,084,210
South Jersey Port Subordinated Marine Terminal, Revenue	5.00	1/1/42	1,500,000		1,589,550
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	4.63	6/1/26	1,000,000		1,003,510
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/29	1,750,000		1,752,642
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	0.00	6/1/41	3,315,000	[c]	900,487
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/41	3,760,000		3,756,616
				13,617,170
New Mexico - 1.3%
Farmington, PCR (Public Service Company of New Mexico San Juan Project)	6.25	6/1/40	2,200,000		2,385,130
New York - 6.4%
New York Liberty Development Corporation, Revenue (3 World Trade Center Project)	5.00	11/15/44	2,500,000	[b]	2,645,575

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
New York - 6.4% (continued)
New York Transportation Development Corporation, Special Facility Revenue (LaGuardia Airport Terminal B Redevelopment Project)	5.00	7/1/46	2,000,000	2,172,480
Niagara Area Development Corporation, Solid Waste Disposal Facility Revenue (Covanta Energy Project)	5.25	11/1/42	1,000,000	[b] 1,000,650
TSASC, Inc. of New York, Tobacco Settlement Subordinate Bonds	5.00	6/1/48	6,000,000	5,943,180
				11,761,885
Ohio - 6.6%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	5.88	6/1/30	3,000,000	2,907,870
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	0.00	6/1/47	26,000,000	[c] 1,669,980
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	6.50	6/1/47	4,200,000	4,173,750
Centerville, Health Care Revenue (Graceworks Lutheran Services)	5.25	11/1/47	1,200,000	1,263,096
Cuyahoga County Hospital, Hospital Revenue (The Metrohealth System)	5.00	2/15/57	1,000,000	1,040,230
Hamilton County, Healthcare Improvement Revenue (Life Enriching Communities Project)	5.00	1/1/51	1,000,000	1,070,080
				12,125,006
Oklahoma - .6%
Tulsa County Industrial Authority, Senior Living Community Revenue (Montereau Inc. Project)	5.25	11/15/37	1,000,000	1,135,430
Oregon - 1.4%
Clackamas County Hospital Facility Authority, Revenue, Refunding (Senior Living-Willamette View Project)	5.00	11/15/47	1,500,000	1,608,330
Warm Springs Reservation Confederated Tribes, Hydroelectric Revenue (Pelton Round Butte Project)	6.38	11/1/33	1,000,000	1,050,660
				2,658,990

12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Pennsylvania - 5.0%
Crawford County Hospital Authority, HR (Meadville Medical Center Project)	6.00	6/1/46	1,000,000		1,030,690
Lancaster County Hospital Authority, Revenue (Brethren Village Project)	5.25	7/1/41	1,000,000		1,096,490
Montgomery County Industrial Development Authority, Retirement Community Revenue (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/36	2,500,000		2,793,050
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue (Philadelphia Biosolids Facility Project)	6.25	1/1/32	1,000,000		1,058,340
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/36	1,000,000		1,117,500
Tender Option Bond Trust Receipts (Series 2016-XM0373), 6/1/41, (Geisinger Authority, Health System Revenue (Geisinger Health System)) Non-recourse	5.13	6/1/35	2,000,000	[b,d]	2,129,470
				9,225,540
South Carolina - .8%
South Carolina Public Service Authority, Revenue Obligations (Santee Cooper)	5.25	12/1/55	1,400,000		1,539,972
Tennessee - .9%
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Revenue (Vanderbilt University Medical Center)	5.00	7/1/46	1,500,000		1,647,645
Texas - 10.1%
Arlington Higher Education Finance Corporation, Revenue (Uplift Education)	5.00	12/1/46	1,100,000		1,171,258
Austin Convention Enterprises, Convention Center Revenue (1st Tier-Convention Center Hotel)	5.00	1/1/32	1,000,000		1,109,040
Central Texas Regional Mobility Authority, Senior Lien Revenue	5.00	1/1/45	1,000,000		1,094,850
Clifton Higher Education Finance Corporation, Education Revenue (International Leadership of Texas)	5.75	8/15/45	1,500,000		1,584,510
Clifton Higher Education Finance Corporation, Education Revenue (Uplift Education)	4.50	12/1/44	1,500,000		1,523,475

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Texas - 10.1% (continued)
Harris County-Houston Sports Authority, Senior Lien Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	11/15/49	8,000,000	[c]	1,866,720
Houston, Airport System Special Facilities Revenue (Continental Airlines, Inc. Terminal Improvement Projects)	6.50	7/15/30	1,500,000		1,655,835
Houston, Airport System Subordinate Lien Revenue (Insured; XLCA), Auction-Based	3.21	7/1/32	925,000	[e]	894,605
New Hope Cultural Education Facilities Finance Corporation, Retirement Facility Revenue (Westminster Project)	5.00	11/1/40	1,000,000		1,077,580
New Hope Cultural Education Facilities Finance Corporation, Student Housing Revenue (National Campus and Community Development Corporation - College Station Properties LLC - Texas A&M University Project)	5.00	7/1/35	1,750,000		1,450,172
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue (Air Force Villages Obligated Group Project)	5.00	5/15/37	1,500,000		1,566,570
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue (Buckingham Senior Living Community, Inc. Project)	5.25	11/15/35	1,000,000		1,003,690
Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue (Blueridge Transportation Group, LLC State Highway 288 Toll Lanes Project)	5.00	12/31/55	1,000,000		1,084,090
Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue (Blueridge Transportation Group, State Highway 288 Toll Lanes Project)	5.00	12/31/50	1,000,000		1,087,630
Texas Public Finance Authority Charter School Finance Corporation, Education Revenue (Burnham Wood Charter School Project)	6.25	9/1/36	565,000		567,458
				18,737,483

14

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Virginia - 2.8%
Chesterfield County Economic Development Authority, Retirement Facilities First Mortgage Revenue (Brandermill Woods Project)	5.13	1/1/43	155,000		160,016
Fairfax County Economic Development Authority, Residential Care Facilities Mortgage Revenue (Goodwin House, Inc.)	5.00	10/1/42	1,750,000		1,939,647
Virginia College Building Authority, Educational Facilities Revenue (Marymount University Project)	5.00	7/1/45	1,000,000	[b]	1,051,880
Virginia College Building Authority, Educational Facilities Revenue (Marymount University Project) (Green Bonds)	5.00	7/1/45	500,000	[b]	525,950
Virginia Small Business Financing Authority, Private Activity Revenue (Transform 66 P3 Project)	5.00	12/31/52	1,400,000		1,506,904
				5,184,397
Washington - 1.6%
Washington Housing Finance Commission, Nonprofit Housing Revenue (Presbyterian Retirement Communities Northwest Projects)	5.00	1/1/46	2,800,000	[b]	2,932,104
Wisconsin - .4%
Public Finance Authority, Senior Living Revenue (Mary's Woods At Marylhurst Project)	5.25	5/15/37	625,000	[b]	679,138
U.S. Related - 1.1%
Puerto Rico Commonwealth, Public Improvement GO (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,000,000		1,024,260

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
U.S. Related - 1.1% (continued)
Puerto Rico Highway & Transportation Authority, Highway Revenue (Insured; Assured Guaranty Municipal Corporation)	5.25	7/1/34	1,000,000	1,084,880
				2,109,140
Total Investments (cost $177,359,264)			98.8%	182,499,604
Cash and Receivables (Net)			1.2%	2,147,990
Net Assets			100.0%	184,647,594

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, these securities were valued at $27,190,518 or 14.73% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Collateral for floating rate borrowings.
e Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

Portfolio Summary (Unaudited) †	Value (%)
Health Care	22.6
Education	15.6
Transportation Services	12.5
Utility-Water and Sewer	7.5
Asset-Backed	7.0
Industrial	6.0
Special Tax	6.0
Utility-Electric	3.7
State/Territory	2.0
Pollution Control	1.8
Lease	1.4
City	1.2
Resource Recovery	.6
Housing	.6
County	.6
Other	9.7
98.8

† Based on net assets.
See notes to financial statements.

16

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

17

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	177,359,264	182,499,604
Cash		1,238,638
Interest receivable		1,994,669
Receivable for shares of Common Stock subscribed		194,694
Prepaid expenses		46,360
		185,973,965
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		108,565
Payable for floating rate notes issued—Note 4		1,000,000
Payable for shares of Common Stock redeemed		138,279
Interest and expense payable related to floating rate notes issued—Note 4		4,247
Accrued expenses		75,280
		1,326,371
Net Assets ($)		184,647,594
Composition of Net Assets ($):
Paid-in capital		202,659,853
Accumulated undistributed investment income—net		49,687
Accumulated net realized gain (loss) on investments		(23,202,286)
Accumulated net unrealized appreciation (depreciation) on investments		5,140,340
Net Assets ($)		184,647,594

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	67,619,316	16,365,462	47,272,637	1,565,197	51,824,982
Shares Outstanding	5,576,569	1,350,046	3,905,139	129,184	4,280,923
Net Asset Value Per Share ($)	12.13	12.12	12.11	12.12	12.11

See notes to financial statements.

18

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2018 (Unaudited)

Investment Income ($):
Interest Income	4,070,757
Expenses:
Management fee—Note 3(a)	438,463
Shareholder servicing costs—Note 3(c)	120,704
Distribution/Service Plan fees—Note 3(b)	96,054
Registration fees	40,886
Professional fees	38,321
Prospectus and shareholders’ reports	8,868
Interest and expense related to floating rate notes issued—Note 4	8,374
Directors’ fees and expenses—Note 3(d)	7,954
Custodian fees—Note 3(c)	5,605
Loan commitment fees—Note 2	3,219
Miscellaneous	23,494
Total Expenses	791,942
Less—reduction in expenses due to undertaking—Note 3(a)	(45,187)
Less—reduction in fees due to earnings credits—Note 3(c)	(6,255)
Net Expenses	740,500
Investment Income—Net	3,330,257
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,606,149
Net unrealized appreciation (depreciation) on investments	(4,512,150)
Net Realized and Unrealized Gain (Loss) on Investments	(1,906,001)
Net Increase in Net Assets Resulting from Operations	1,424,256

See notes to financial statements.

19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations ($):
Investment income—net	3,330,257	6,698,513
Net realized gain (loss) on investments	2,606,149	3,656,879
Net unrealized appreciation (depreciation) on investments	(4,512,150)	(7,797,688)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,424,256	2,557,704
Distributions to Shareholders from ($):
Investment income—net:
Class A	(1,079,592)	(1,999,132)
Class C	(252,208)	(572,085)
Class I	(891,367)	(1,420,407)
Class Y	(28,798)	(127,168)
Class Z	(1,028,605)	(2,416,722)
Net realized gain on investments:
Class A	(105,954)	(39,363)
Class C	(29,000)	(14,226)
Class I	(82,040)	(20,670)
Class Y	(2,736)	(2,462)
Class Z	(94,159)	(44,715)
Total Distributions	(3,594,459)	(6,656,950)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	25,604,823	26,908,377
Class C	1,858,810	3,432,361
Class I	20,848,163	37,401,429
Class Y	310,509	310,800
Class Z	1,228,739	8,685,500
Distributions reinvested:
Class A	838,121	1,334,593
Class C	192,874	360,938
Class I	874,160	1,197,585
Class Y	23,285	99,194
Class Z	886,583	1,986,307
Cost of shares redeemed:
Class A	(11,256,504)	(38,036,948)
Class C	(3,559,439)	(6,101,901)
Class I	(15,689,814)	(29,613,277)
Class Y	(181,022)	(3,587,182)
Class Z	(5,687,363)	(19,245,181)
Increase (Decrease) in Net Assets from Capital Stock Transactions	16,291,925	(14,867,405)
Total Increase (Decrease) in Net Assets	14,121,722	(18,966,651)
Net Assets ($):
Beginning of Period	170,525,872	189,492,523
End of Period	184,647,594	170,525,872
Undistributed investment income—net	49,687	-

20

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Capital Share Transactions (Shares):
Class Aa
Shares sold	2,070,490	2,257,877
Shares issued for distributions reinvested	68,412	112,051
Shares redeemed	(918,969)	(3,202,546)
Net Increase (Decrease) in Shares Outstanding	1,219,933	(832,618)
Class Ca
Shares sold	150,872	285,057
Shares issued for distributions reinvested	15,742	30,321
Shares redeemed	(288,866)	(516,951)
Net Increase (Decrease) in Shares Outstanding	(122,252)	(201,573)
Class I
Shares sold	1,698,289	3,170,256
Shares issued for distributions reinvested	71,452	100,270
Shares redeemed	(1,280,224)	(2,488,148)
Net Increase (Decrease) in Shares Outstanding	489,517	782,378
Class Y
Shares sold	25,251	26,977
Shares issued for distributions reinvested	1,901	8,369
Shares redeemed	(14,786)	(305,645)
Net Increase (Decrease) in Shares Outstanding	12,366	(270,299)
Class Z
Shares sold	100,144	731,630
Shares issued for distributions reinvested	72,456	166,961
Shares redeemed	(464,901)	(1,602,755)
Net Increase (Decrease) in Shares Outstanding	(292,301)	(704,164)

[a]During the period ended February 28, 2018, 3,819 Class C shares representing $47,387 were automatically converted to 3,821 Class A shares.
See notes to financial statements.

21

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	February 28, 2018	Year Ended August 31,
(Unaudited)		2017	2016		2015		2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.25	12.51	11.63		11.63		10.90	12.11
Investment Operations:
Investment income—net [a]	.23	.45	.56		.50		.54	.52
Net realized and unrealized gain (loss) on investments	(.10)	(.25)	.88		.00	[b]	.73	(1.23)
Total from Investment Operations	.13	.20	1.44		.50		1.27	(.71)
Distributions:
Dividends from investment income—net	(.23)	(.45)	(.56)		(.49)		(.53)	(.50)
Dividends from net realized gain on investments	(.02)	(.01)	(.00)	[b]	(.01)		(.01)	(.00)	[b]
Total Distributions	(.25)	(.46)	(.56)		(.50)		(.54)	(.50)
Net asset value, end of period	12.13	12.25	12.51		11.63		11.63	10.90
Total Return (%)[c]	1.04[d]	1.76	12.71		4.38		11.95	(6.13)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94[e]	1.00	1.03		1.03		1.04	1.01
Ratio of net expenses to average net assets	.87[e]	.98	1.03		1.03		1.04	1.01
Ratio of interest and expense related to floating rate notes issued to average net assets	.01[e]	.01	.01		.00	[f]	.01	.00	[f]
Ratio of net investment income to average net assets	3.76[e]	3.85	4.68		4.26		4.82	4.23
Portfolio Turnover Rate	21.81[d]	32.84	12.46		26.66		21.00	17.40
Net Assets, end of period ($ x 1,000)	67,619	53,364	64,917		37,305		49,626	44,234

a Based on average shares outstanding.

b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f Amount represents less than .01%.
See notes to financial statements.

22

Six Months Ended
Class C Shares	February 28, 2018	Year Ended August 31,
(Unaudited)		2017	2016		2015		2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.25	12.51	11.64		11.64		10.91	12.12
Investment Operations:
Investment income—net [a]	.18	.37	.49		.41		.46	.42
Net realized and unrealized gain (loss) on investments	(.11)	(.26)	.86		.00	[b]	.73	(1.22)
Total from Investment Operations	.07	.11	1.35		.41		1.19	(.80)
Distributions:
Dividends from investment income—net	(.18)	(.36)	(.48)		(.40)		(.45)	(.41)
Dividends from net realized gain on investments	(.02)	(.01)	(.00)	[b]	(.01)		(.01)	(.00)	[b]
Total Distributions	(.20)	(.37)	(.48)		(.41)		(.46)	(.41)
Net asset value, end of period	12.12	12.25	12.51		11.64		11.64	10.91
Total Return (%)[c]	.58[d]	.98	11.89		3.58		11.09	(6.82)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.71[e]	1.77	1.80		1.80		1.81	1.77
Ratio of net expenses to average net assets	1.62[e]	1.75	1.80		1.80		1.81	1.77
Ratio of interest and expense related to floating rate notes issued to average net assets	.01[e]	.01	.01		.00	[f]	.01	.00	[f]
Ratio of net investment income to average net assets	3.01[e]	3.10	4.08		3.51		4.07	3.49
Portfolio Turnover Rate	21.81[d]	32.84	12.46		26.66		21.00	17.40
Net Assets, end of period ($ x 1,000)	16,365	18,030	20,935		15,780		16,748	21,784

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f Amount represents less than .01%.
See notes to financial statements.

23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	February 28, 2018	Year Ended August 31,
(Unaudited)		2017	2016		2015		2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.23	12.49	11.61		11.62		10.88	12.09
Investment Operations:
Investment income—net [a]	.24	.49	.58		.53		.57	.55
Net realized and unrealized gain (loss) on investments	(.10)	(.26)	.89		(.01)		.74	(1.23)
Total from Investment Operations	.14	.23	1.47		.52		1.31	(.68)
Distributions:
Dividends from investment income—net	(.24)	(.48)	(.59)		(.52)		(.56)	(.53)
Dividends from net realized gain on investments	(.02)	(.01)	(.00)	[b]	(.01)		(.01)	(.00)	[b]
Total Distributions	(.26)	(.49)	(.59)		(.53)		(.57)	(.53)
Net asset value, end of period	12.11	12.23	12.49		11.61		11.62	10.88
Total Return (%)	1.16[c]	2.00	13.02		4.63		12.24	(5.91)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69[d]	.75	.80		.79		.79	.75
Ratio of net expenses to average net assets	.62[d]	.72	.80		.78		.79	.75
Ratio of interest and expense related to floating rate notes issued to average net assets	.01[d]	.01	.01		.00	[e]	.01	.00	[e]
Ratio of net investment income to average net assets	4.00[d]	4.09	4.91		4.52		5.08	4.48
Portfolio Turnover Rate	21.81[c]	32.84	12.46		26.66		21.00	17.40
Net Assets, end of period ($ x 1,000)	47,273	41,770	32,885		14,756		15,645	15,619

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.
e Amount represents less than .01%.
See notes to financial statements.

24

Six Months Ended
Class Y Shares	February 28, 2018	Year Ended August 31,
(Unaudited)		2017	2016		2015	2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	12.24	12.50	11.61		11.62	10.89	11.59
Investment Operations:
Investment income—net [b]	.24	.49	.60		.54	.51	.11
Net realized and unrealized gain (loss) on investments	(.10)	(.26)	.87		(.01)	.79	(.72)
Total from Investment Operations	.14	.23	1.47		.53	1.30	(.61)
Distributions:
Dividends from investment income—net	(.24)	(.48)	(.58)		(.53)	(.56)	(.09)
Dividends from net realized gain on investments	(.02)	(.01)	(.00)	[c]	(.01)	(.01)	-
Total Distributions	(.26)	(.49)	(.58)		(.54)	(.57)	(.09)
Net asset value, end of period	12.12	12.24	12.50		11.61	11.62	10.89
Total Return (%)	1.17[d]	2.03	12.99		4.67	12.25	(5.35)	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.66[e]	.73	.76		.78	.94	.81	[e]
Ratio of net expenses to average net assets	.62[e]	.72	.75		.75	.84	.81	[e]
Ratio of interest and expense related to floating rate notes issued to average net assets	.01[e]	.01	.01		.01	.01	.00	[e,f]
Ratio of net investment income to average net assets	4.02[e]	4.12	4.91		4.58	5.28	5.62	[e]
Portfolio Turnover Rate	21.81[d]	32.84	12.46		26.66	21.00	17.40
Net Assets, end of period ($ x 1,000)	1,565	1,430	4,840		2,954	316	1

a From July 1, 2013 (commencement of initial offering) to August 31, 2013.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d Not annualized.
e Annualized.
f Amount represents less than .01%.
See notes to financial statements.

25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class Z Shares	February 28, 2018	Year Ended August 31,
(Unaudited)		2017	2016		2015		2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.23	12.49	11.64		11.64		10.91	12.12
Investment Operations:
Investment income—net [a]	.24	.48	.61		.51		.56	.53
Net realized and unrealized gain (loss) on investments	(.11)	(.27)	.84		.01		.73	(1.23)
Total from Investment Operations	.13	.21	1.45		.52		1.29	(.70)
Distributions:
Dividends from investment income—net	(.23)	(.46)	(.60)		(.51)		(.55)	(.51)
Dividends from net realized gain on investments	(.02)	(.01)	(.00)	[b]	(.01)		(.01)	(.00)	[b]
Total Distributions	(.25)	(.47)	(.60)		(.52)		(.56)	(.51)
Net asset value, end of period	12.11	12.23	12.49		11.64		11.64	10.91
Total Return (%)	1.11[c]	1.88	12.78		4.58		11.96	(6.05)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79[d]	.89	.93		.93		.93	.92
Ratio of net expenses to average net assets	.74[d]	.85	.93		.92		.93	.92
Ratio of interest and expense related to floating rate notes issued to average net assets	.01[d]	.01	.01		.00	[e]	.01	.00	[e]
Ratio of net investment income to average net assets	3.91[d]	3.98	5.06		4.38		4.94	4.33
Portfolio Turnover Rate	21.81[c]	32.84	12.46		26.66		21.00	17.40
Net Assets, end of period ($ x 1,000)	51,825	55,931	65,915		62,027		66,925	71,479

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.
e Amount represents less than .01%.
See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek high current income exempt from federal income tax. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T, Class Y and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of

28

Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	182,499,604	-	182,499,604
Liabilities ($)
Floating Rate Notes††	-	(1,000,000)	-	(1,000,000)

† See Statement of Investments for additional detailed categorizations.
††  Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At February 28, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income

30

tax expense in the Statement of Operations. During the period ended February 28, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $25,946,423 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2017. If not applied, $10,523,962 of the carryover expires in fiscal year 2018 and $5,919,280 expires in fiscal year 2019. The fund has $1,814,934 of post-enactment short-term capital losses and $7,688,247 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2017 was as follows: tax-exempt income $6,535,514 and ordinary income $121,436. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2018, the fund did not borrow under the Facilities.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus had contractually agreed, from September 1, 2017 through December 31, 2017, to waive receipt of its fees and/or assume the direct expenses of the fund so that the total annual fund operating expenses of Class A, C, I, Y and Z shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commission, commitment fees on borrowings and extraordinary expenses) did not exceed .62% of the value of the fund’s average daily net assets. Dreyfus has contractually agreed, from January 1, 2018 through December 31, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund so that the total annual fund operating expenses of Class A, C, I, Y and Z shares (excluding certain expenses as described above) do not exceed .61% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $45,187 during the period ended February 28, 2018.

During the period ended February 28, 2018, the Distributor retained $3,392 from commissions earned on sales of the fund’s Class A shares and $148 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2018, Class C shares were charged $64,022 pursuant to the Distribution Plan.

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class Z shares. During the period ended February 28, 2018, Class Z shares were charged $32,032 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service

32

Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2018, Class A and Class C shares were charged $72,862 and $21,341, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2018, the fund was charged $12,476 for transfer agency services and $650 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $650.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2018, the fund was charged $5,605 pursuant to the custody agreement. These fees were offset by earnings credits of $5,605.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended February 28, 2018, the fund was charged $279 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 28, 2018, the fund was charged $5,495 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $71,306, Distribution Plan fees $19,757, Shareholder Services Plan fees $15,991, Chief Compliance Officer fees $7,326 and transfer agency fees $4,617, which are offset against an expense reimbursement currently in effect in the amount of $10,432.

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended February 28, 2018, redemption fees charged and retained by the fund amounted to $5,215.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2018, amounted to $53,294,239 and $37,709,412, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion

34

of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended February 28, 2018 was approximately $1,000,000, with a related weighted average annualized interest rate of 1.69%.

At February 28, 2018, accumulated net unrealized appreciation on investments was $5,140,340, consisting of $7,591,441 gross unrealized appreciation and $2,451,101 gross unrealized depreciation.

At February 28, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on October 30-31, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

36

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods except for the ten-year period when it was slightly below the Performance Group median. The Board also considered that the fund’s yield performance was at or above the Performance Group median for six of the ten one-year periods ended September 30th and above the Performance Universe median for five of the ten one-year periods and considered the close proximity of the yield performance to the Performance Group and Performance Universe median during periods when the fund’s performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives stated that Dreyfus has contractually agreed to waive receipt of tis fees and/or assume the expenses of the fund, until December 31, 2018, so that the direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .61% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and

37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to

38

the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

39

NOTES

40

NOTES

41

For More Information

Dreyfus High Yield Municipal Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: DHYAX Class C: DHYCX Class I: DYBIX Class Y: DHYYX Class Z: DHMBX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6165SA0218

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 27, 2018

EXHIBIT INDEX

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)